Loss Per Share of Common Stock - Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (37,644,784)	$ (19,481,602)
Net loss available to common stockholders	$ (37,644,784)	$ (19,481,602)
Net loss available to common stockholders (in shares)	7,006,038	2,221,080
Net loss available to common stockholders (in dollars per share)	$ (5.37)	$ (8.77)